Vanguard® Windsor™ Fund
Schedule of Investments (unaudited)
As of January 31, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (97.4%)
Communication Services (4.2%)
*	T-Mobile US Inc.	2,733,571	344,649
	Comcast Corp. Class A	3,987,913	197,681
*	Alphabet Inc. Class A	87,243	159,424
	Electronic Arts Inc.	948,356	135,804
	Verizon Communications Inc.	220,056	12,048
			849,606
Consumer Discretionary (11.2%)
*	Dollar Tree Inc.	2,526,573	256,851
*	Ford Motor Co.	19,768,697	208,164
*	Gildan Activewear Inc.	7,789,791	194,122
	Lear Corp.	1,287,305	194,074
*	Compass Group plc	10,561,979	188,666
*	PVH Corp.	2,056,809	175,364
*	CarMax Inc.	1,442,852	169,939
	VF Corp.	1,935,216	148,760
*	General Motors Co.	2,895,112	146,724
	Newell Brands Inc.	6,105,453	146,653
	TJX Cos. Inc.	2,241,114	143,521
*	Mohawk Industries Inc.	922,409	132,458
*	Las Vegas Sands Corp.	2,109,815	101,461
*	Booking Holdings Inc.	29,916	58,167
			2,264,924
Consumer Staples (4.9%)
	Philip Morris International Inc.	3,613,338	287,803
	Keurig Dr Pepper Inc.	8,639,068	274,722
	Tyson Foods Inc. Class A	3,417,189	219,760
	Archer-Daniels-Midland Co.	2,054,131	102,727
	Sysco Corp.	986,300	70,530
	Kellogg Co.	570,756	33,640
			989,182
Energy (5.5%)
	Halliburton Co.	13,921,115	245,429
	Canadian Natural Resources Ltd.	7,940,667	179,300
	ConocoPhillips	3,069,507	122,873
[1]	Royal Dutch Shell plc Class A ADR	3,001,631	110,730
	Diamondback Energy Inc.	1,860,985	105,499
*	NOV Inc.	8,378,161	103,722
	Baker Hughes Co. Class A	5,056,841	101,592
	Exxon Mobil Corp.	2,127,861	95,413
*	Cenovus Energy Inc.	6,621,254	39,132
			1,103,690

		Shares	Market Value ($000)
Financials (22.7%)
	Bank of America Corp.	18,703,697	554,565
	Charles Schwab Corp.	7,567,716	390,040
	MetLife Inc.	7,494,010	360,837
	Raymond James Financial Inc.	3,158,444	315,623
	Chubb Ltd.	2,013,803	293,351
	Equitable Holdings Inc.	9,657,291	239,308
	M&T Bank Corp.	1,756,956	232,744
	Capital One Financial Corp.	2,094,500	218,373
	Wells Fargo & Co.	6,551,977	195,773
*	Athene Holding Ltd. Class A	4,762,079	194,721
	Zions Bancorp NA	4,153,749	183,346
	American International Group Inc.	4,745,297	177,664
	Citigroup Inc.	2,779,032	161,156
	JPMorgan Chase & Co.	1,218,510	156,786
	Travelers Cos. Inc.	986,957	134,522
	Goldman Sachs Group Inc.	493,525	133,829
	Morgan Stanley	1,833,764	122,954
	LPL Financial Holdings Inc.	1,117,157	121,033
	Voya Financial Inc.	1,996,494	110,725
*	ING Groep NV ADR	9,786,035	86,313
	Axis Capital Holdings Ltd.	1,829,345	83,967
	Unum Group	2,685,477	62,384
	UBS Group AG (Registered)	2,753,680	39,625
	Invesco Ltd.	1,129,675	23,260
			4,592,899
Health Care (13.2%)
	CVS Health Corp.	5,417,977	388,198
	UnitedHealth Group Inc.	909,968	303,547
	Eli Lilly and Co.	1,196,707	248,879
	Medtronic plc	1,943,727	216,395
*	Boston Scientific Corp.	4,540,025	160,898
*	Vertex Pharmaceuticals Inc.	622,182	142,529
*	Centene Corp.	2,279,305	137,442
	Anthem Inc.	421,597	125,206
	McKesson Corp.	700,633	122,239
	DENTSPLY SIRONA Inc.	2,051,213	109,719
*	Regeneron Pharmaceuticals Inc.	215,971	108,815
	Sanofi	1,144,454	107,634
	Bristol-Myers Squibb Co.	1,415,124	86,931
	Cardinal Health Inc.	1,494,650	80,308
	Pfizer Inc.	2,033,820	73,014
*	Biogen Inc.	237,372	67,084
	Amgen Inc.	269,795	65,137
	Cigna Corp.	298,096	64,702
*	Viatris Inc.	3,151,189	53,539
			2,662,216
Industrials (6.5%)
	Westinghouse Air Brake Technologies Corp.	4,705,941	349,228
	Raytheon Technologies Corp.	4,297,054	286,742
	General Electric Co.	22,850,163	244,040
	Stanley Black & Decker Inc.	634,919	110,152
*	Airbus SE	1,011,955	101,760
	JB Hunt Transport Services Inc.	735,703	99,070
	Textron Inc.	2,033,758	92,048
	Dover Corp.	281,597	32,803
			1,315,843

		Shares	Market Value ($000)
Information Technology (14.9%)
	Cisco Systems Inc.	6,993,035	311,749
	Cognizant Technology Solutions Corp. Class A	3,746,559	292,044
	Broadcom Inc.	551,431	248,420
	Intel Corp.	4,421,502	245,438
*	FleetCor Technologies Inc.	787,139	191,078
*,1	VMware Inc. Class A	1,348,218	185,852
	Leidos Holdings Inc.	1,629,293	172,803
*	Micron Technology Inc.	2,169,599	169,814
	Amdocs Ltd.	2,289,539	161,687
	Hewlett Packard Enterprise Co.	12,630,218	155,857
*	F5 Networks Inc.	781,377	153,111
*	GoDaddy Inc. Class A	1,861,224	146,255
	KLA Corp.	467,753	131,004
	Genpact Ltd.	3,024,831	115,791
*	Lumentum Holdings Inc.	1,159,958	108,804
	Oracle Corp.	1,635,666	98,843
	Samsung Electronics Co. Ltd.	942,669	68,916
	Juniper Networks Inc.	1,995,063	48,719
			3,006,185
Materials (3.5%)
	Celanese Corp. Class A	1,438,506	175,714
	Reliance Steel & Aluminum Co.	1,468,382	170,450
	Dow Inc.	2,788,553	144,726
	PPG Industries Inc.	797,196	107,390
	FMC Corp.	985,109	106,677
			704,957
Other (0.0%)
*,2	Allstar Coinv LLC	1,647,100	2,050
Real Estate (5.0%)
	VICI Properties Inc.	8,560,353	216,406
	Americold Realty Trust	6,082,516	212,341
	American Tower Corp.	853,278	194,001
	Digital Realty Trust Inc.	950,721	136,856
	Camden Property Trust	1,244,124	127,087
	Equinix Inc.	170,966	126,508
			1,013,199
Utilities (5.8%)
	Exelon Corp.	7,099,926	295,073
	Duke Energy Corp.	2,115,888	198,894
	NRG Energy Inc.	4,303,566	178,211
	Edison International	2,613,424	151,997
	Pinnacle West Capital Corp.	1,949,238	146,680
	Consolidated Edison Inc.	1,562,437	110,589
	Avangrid Inc.	1,951,186	90,281
			1,171,725
Total Common Stocks (Cost $16,160,489)			19,676,476
Temporary Cash Investments (3.4%)
Money Market Fund (2.7%)
[3,4]	Vanguard Market Liquidity Fund, 0.107%	5,496,195	549,620

	Face Amount ($000)	Market Value ($000)
Repurchase Agreement (0.7%)
Bank of America Securities, LLC 0.060%, 2/1/21 (Dated 1/29/21, Repurchase Value $129,001,000, collateralized by Government National Mortgage Associataion, 2.000%–5.500%, 12/20/34–1/20/51, with a value of $131,580,000)	129,000	129,000
Total Temporary Cash Investments (Cost $678,580)		678,620
Total Investments (100.8%) (Cost $16,839,069)		20,355,096
Other Assets and Liabilities—Net (-0.8%)		(158,273)
Net Assets (100%)		20,196,823
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $203,583,000.
2	Restricted securities totaling $2,050,000, representing 0.0% of net assets. See Restricted Securities table for additional information.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $214,952,000 was received for securities on loan.
ADR—American Depositary Receipt.

Restricted Securities as of Period End
Security Name	Acquisition Date	Acquisition Cost ($000)
Allstar Coinv LLC	August 2011	459

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	March 2021	959	177,664	(1,278)
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
D. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.
E.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments and derivatives as of January 31, 2021, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	19,207,450	469,026	—	19,676,476
Temporary Cash Investments	549,620	129,000	—	678,620
Total	19,757,070	598,026	—	20,355,096
Derivative Financial Instruments
Liabilities
Futures Contracts[1]	3,776	—	—	3,776
1	Represents variation margin on the last day of the reporting period.